UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09377

The Gabelli Dividend Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Dividend Growth Fund

Class AAA - GABBX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Dividend Growth Fund's primary investment objective is to provide long term growth of capital. Current income is a secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend paying stocks. Dividend paying stocks include, for example, common stocks, preferred stocks, and convertible securities. In addition, the Fund will focus on stocks that Gabelli Funds, LLC (the Adviser), believes are well positioned to increase their dividend over the long term. In selecting investments, the Adviser will consider, among other things, the market price of the issuer’s securities, earnings expectations, dividend paying and other earnings and price histories, balance sheet characteristics, and perceived management skills. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class AAA	$210	2.00%

How did the Fund perform?

During the twelve months ended December 31, 2024, the Gabelli Dividend Growth Fund underperformed its broad-based benchmark, the S&P 500, and its comparatives. The Fund focuses on owning solid, well-managed businesses trading at compelling valuations, usually with a catalyst or competitive advantage, and with diversification across sectors. During the period, the Fund’s performance was negatively impacted by specific healthcare holdings, a modest overweight in consumer staples, and merger activity that did not pan out as anticipated. The Fund was also overweight communication services and underweight consumer discretionary, information technology, and real estate.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Dividend Growth Fund - Class AAA	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
12/14	10,000	10,000	10,000	10,000
12/15	9,437	10,138	10,071	9,635
12/16	10,471	11,351	11,708	11,212
12/17	11,739	13,828	13,996	13,013
12/18	10,448	13,223	13,672	12,027
12/19	13,209	17,386	16,744	15,211
12/20	13,882	20,586	17,027	16,068
12/21	16,683	26,496	20,761	20,121
12/22	15,082	21,697	19,982	18,550
12/23	16,229	27,402	21,347	21,423
12/24	17,886	34,257	23,836	24,960

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class AAA	10.21%	6.25%	5.99%
S&P 500 Index	25.02%	14.53%	13.10%
MSCI USA High Dividend Yield Index	11.66%	7.32%	9.07%
Lipper Large Cap Value Fund Index	16.51%	10.41%	9.58%

Fund Statistics

  Total Net Assets$18,026,748
  Number of Portfolio Holdings58
  Portfolio Turnover Rate23%
  Management Fees$35,469

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

T-Mobile US Inc.	4.1%
Merck & Co. Inc.	3.6%
Citigroup Inc.	3.5%
JPMorgan Chase & Co.	3.3%
Amazon.com Inc.	3.2%
The Kroger Co.	3.0%
Mondelez International Inc.	3.0%
Apple Inc.	2.8%
The PNC Financial Services Group Inc.	2.7%
Visa Inc.	2.6%

Portfolio Weighting (% of net assets)

Common Stocks	97.8%
U.S. Government Obligations	3.1%
Other Assets and Liabilities (Net)	(0.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	21.6%
Health Care	11.2%
Diversified Industrial	8.2%
Retail	6.8%
Computer Software and Services	6.6%
Food and Beverage	6.4%
Energy	6.1%
Business Services	4.4%
Other Industry sectors	29.6%
Other Assets and Liabilities (Net)	(0.9)%

The Gabelli Dividend Growth Fund

Annual Shareholder Report - December 31, 2024

Class AAA - GABBX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABBX-24-ATSR

The Gabelli Dividend Growth Fund

Class C - GBCCX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Dividend Growth Fund's primary investment objective is to provide long term growth of capital. Current income is a secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend paying stocks. Dividend paying stocks include, for example, common stocks, preferred stocks, and convertible securities. In addition, the Fund will focus on stocks that Gabelli Funds, LLC (the Adviser), believes are well positioned to increase their dividend over the long term. In selecting investments, the Adviser will consider, among other things, the market price of the issuer’s securities, earnings expectations, dividend paying and other earnings and price histories, balance sheet characteristics, and perceived management skills. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class C	$288	2.75%

How did the Fund perform?

During the twelve months ended December 31, 2024, the Gabelli Dividend Growth Fund underperformed its broad-based benchmark, the S&P 500, and its comparatives. The Fund focuses on owning solid, well-managed businesses trading at compelling valuations, usually with a catalyst or competitive advantage, and with diversification across sectors. During the period, the Fund’s performance was negatively impacted by specific healthcare holdings, a modest overweight in consumer staples, and merger activity that did not pan out as anticipated. The Fund was also overweight communication services and underweight consumer discretionary, information technology, and real estate.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Dividend Growth Fund - Class C	The Gabelli Dividend Growth Fund - Class C (includes sales charge)	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,367	9,274	10,138	10,071	9,635
12/16	10,312	10,117	11,351	11,708	11,212
12/17	11,479	11,161	13,828	13,996	13,013
12/18	10,136	9,756	13,223	13,672	12,027
12/19	12,720	12,145	17,386	16,744	15,211
12/20	13,275	12,553	20,586	17,027	16,068
12/21	15,833	14,847	26,496	20,761	20,121
12/22	14,208	13,190	21,697	19,982	18,550
12/23	15,167	13,948	27,402	21,347	21,423
12/24	16,590	15,117	34,257	23,836	24,960

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class C	9.38%	5.46%	5.19%
The Gabelli Dividend Growth Fund - Class C (includes sales charge)	8.38%	5.46%	5.19%
S&P 500 Index	25.02%	14.53%	13.10%
MSCI USA High Dividend Yield Index	11.66%	7.32%	9.07%
Lipper Large Cap Value Fund Index	16.51%	10.41%	9.58%

Fund Statistics

  Total Net Assets$18,026,748
  Number of Portfolio Holdings58
  Portfolio Turnover Rate23%
  Management Fees$35,469

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

T-Mobile US Inc.	4.1%
Merck & Co. Inc.	3.6%
Citigroup Inc.	3.5%
JPMorgan Chase & Co.	3.3%
Amazon.com Inc.	3.2%
The Kroger Co.	3.0%
Mondelez International Inc.	3.0%
Apple Inc.	2.8%
The PNC Financial Services Group Inc.	2.7%
Visa Inc.	2.6%

Portfolio Weighting (% of net assets)

Common Stocks	97.8%
U.S. Government Obligations	3.1%
Other Assets and Liabilities (Net)	(0.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	21.6%
Health Care	11.2%
Diversified Industrial	8.2%
Retail	6.8%
Computer Software and Services	6.6%
Food and Beverage	6.4%
Energy	6.1%
Business Services	4.4%
Other Industry sectors	29.6%
Other Assets and Liabilities (Net)	(0.9)%

The Gabelli Dividend Growth Fund

Annual Shareholder Report - December 31, 2024

Class C - GBCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GBCCX-24-ATSR

The Gabelli Dividend Growth Fund

Class I - GBCIX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Dividend Growth Fund's primary investment objective is to provide long term growth of capital. Current income is a secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend paying stocks. Dividend paying stocks include, for example, common stocks, preferred stocks, and convertible securities. In addition, the Fund will focus on stocks that Gabelli Funds, LLC (the Adviser), believes are well positioned to increase their dividend over the long term. In selecting investments, the Adviser will consider, among other things, the market price of the issuer’s securities, earnings expectations, dividend paying and other earnings and price histories, balance sheet characteristics, and perceived management skills. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class I	$106	1.00%

How did the Fund perform?

During the twelve months ended December 31, 2024, the Gabelli Dividend Growth Fund underperformed its broad-based benchmark, the S&P 500, and its comparatives. The Fund focuses on owning solid, well-managed businesses trading at compelling valuations, usually with a catalyst or competitive advantage, and with diversification across sectors. During the period, the Fund’s performance was negatively impacted by specific healthcare holdings, a modest overweight in consumer staples, and merger activity that did not pan out as anticipated. The Fund was also overweight communication services and underweight consumer discretionary, information technology, and real estate.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Dividend Growth Fund - Class I	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
12/14	10,000	10,000	10,000	10,000
12/15	9,459	10,138	10,071	9,635
12/16	10,541	11,351	11,708	11,212
12/17	11,939	13,828	13,996	13,013
12/18	10,726	13,223	13,672	12,027
12/19	13,704	17,386	16,744	15,211
12/20	14,550	20,586	17,027	16,068
12/21	17,664	26,496	20,761	20,121
12/22	16,127	21,697	19,982	18,550
12/23	17,530	27,402	21,347	21,423
12/24	19,507	34,257	23,836	24,960

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class I	11.28%	7.32%	6.91%
S&P 500 Index	25.02%	14.53%	13.10%
MSCI USA High Dividend Yield Index	11.66%	7.32%	9.07%
Lipper Large Cap Value Fund Index	16.51%	10.41%	9.58%

Fund Statistics

  Total Net Assets$18,026,748
  Number of Portfolio Holdings58
  Portfolio Turnover Rate23%
  Management Fees$35,469

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

T-Mobile US Inc.	4.1%
Merck & Co. Inc.	3.6%
Citigroup Inc.	3.5%
JPMorgan Chase & Co.	3.3%
Amazon.com Inc.	3.2%
The Kroger Co.	3.0%
Mondelez International Inc.	3.0%
Apple Inc.	2.8%
The PNC Financial Services Group Inc.	2.7%
Visa Inc.	2.6%

Portfolio Weighting (% of net assets)

Common Stocks	97.8%
U.S. Government Obligations	3.1%
Other Assets and Liabilities (Net)	(0.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	21.6%
Health Care	11.2%
Diversified Industrial	8.2%
Retail	6.8%
Computer Software and Services	6.6%
Food and Beverage	6.4%
Energy	6.1%
Business Services	4.4%
Other Industry sectors	29.6%
Other Assets and Liabilities (Net)	(0.9)%

The Gabelli Dividend Growth Fund

Annual Shareholder Report - December 31, 2024

Class I - GBCIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GBCIX-24-ATSR

The Gabelli Dividend Growth Fund

Class A - GBCAX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Dividend Growth Fund's primary investment objective is to provide long term growth of capital. Current income is a secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend paying stocks. Dividend paying stocks include, for example, common stocks, preferred stocks, and convertible securities. In addition, the Fund will focus on stocks that Gabelli Funds, LLC (the Adviser), believes are well positioned to increase their dividend over the long term. In selecting investments, the Adviser will consider, among other things, the market price of the issuer’s securities, earnings expectations, dividend paying and other earnings and price histories, balance sheet characteristics, and perceived management skills. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class A	$210	2.00%

How did the Fund perform?

During the twelve months ended December 31, 2024, the Gabelli Dividend Growth Fund underperformed its broad-based benchmark, the S&P 500, and its comparatives. The Fund focuses on owning solid, well-managed businesses trading at compelling valuations, usually with a catalyst or competitive advantage, and with diversification across sectors. During the period, the Fund’s performance was negatively impacted by specific healthcare holdings, a modest overweight in consumer staples, and merger activity that did not pan out as anticipated. The Fund was also overweight communication services and underweight consumer discretionary, information technology, and real estate.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Dividend Growth Fund - Class A	The Gabelli Dividend Growth Fund - Class A (includes sales charge)	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,440	8,898	10,138	10,071	9,635
12/16	10,472	9,303	11,351	11,708	11,212
12/17	11,744	14,605	13,828	13,996	13,013
12/18	10,449	12,248	13,223	13,672	12,027
12/19	13,213	14,599	17,386	16,744	15,211
12/20	13,889	14,461	20,586	17,027	16,068
12/21	16,691	16,380	26,496	20,761	20,121
12/22	15,082	13,951	21,697	19,982	18,550
12/23	16,230	14,149	27,402	21,347	21,423
12/24	17,890	14,700	34,257	23,836	24,960

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class A	10.23%	6.25%	5.99%
The Gabelli Dividend Growth Fund - Class A (includes sales charge)	3.89%	5.00%	5.36%
S&P 500 Index	25.02%	14.53%	13.10%
MSCI USA High Dividend Yield Index	11.66%	7.32%	9.07%
Lipper Large Cap Value Fund Index	16.51%	10.41%	9.58%

Fund Statistics

  Total Net Assets$18,026,748
  Number of Portfolio Holdings58
  Portfolio Turnover Rate23%
  Management Fees$35,469

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

T-Mobile US Inc.	4.1%
Merck & Co. Inc.	3.6%
Citigroup Inc.	3.5%
JPMorgan Chase & Co.	3.3%
Amazon.com Inc.	3.2%
The Kroger Co.	3.0%
Mondelez International Inc.	3.0%
Apple Inc.	2.8%
The PNC Financial Services Group Inc.	2.7%
Visa Inc.	2.6%

Portfolio Weighting (% of net assets)

Common Stocks	97.8%
U.S. Government Obligations	3.1%
Other Assets and Liabilities (Net)	(0.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	21.6%
Health Care	11.2%
Diversified Industrial	8.2%
Retail	6.8%
Computer Software and Services	6.6%
Food and Beverage	6.4%
Energy	6.1%
Business Services	4.4%
Other Industry sectors	29.6%
Other Assets and Liabilities (Net)	(0.9)%

The Gabelli Dividend Growth Fund

Annual Shareholder Report - December 31, 2024

Class A - GBCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GBCAX-24-ATSR

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(c)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $22,000 for 2023 and $22,700 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,952 for 2023 and $4,104 for 2024.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $37 for 2023 and $28 for 2024. This relates to fees for PFIC Analyzer services.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $41,402 for 2023 and $42,754 for 2024.

(h)	The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

The Gabelli Dividend Growth Fund

Annual Report — December 31, 2024

Justin Bergner, CFA Portfolio Manager BA, Yale University MBA, Wharton School, University of Pennsylvania

To Our Shareholders,

For the year ended December 31, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli Dividend Growth Fund was 10.2% compared with a total return of 25.0% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 4 for the performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2024:

The Gabelli Dividend Growth Fund

Financial Services	21.6%
Health Care	11.2%
Diversified Industrial	8.2%
Retail	6.8%
Computer Software and Services	6.6%
Food and Beverage	6.4%
Energy	6.1%
Business Services	4.4%
Telecommunications	4.1%
Cable and Satellite	3.6%
Electronics	3.5%
U.S. Government Obligations	3.1%
Entertainment	2.2%
Paper Products	2.1%
Metals and Mining	2.1%
Environmental Services	1.8%
Machinery	1.5%
Specialty Chemicals	1.3%
Semiconductors	1.3%
Automotive	1.1%
Agriculture	1.0%
Consumer Products	0.9%
Other Assets and Liabilities (Net)	(0.9)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend Growth Fund

Schedule of Investments — December 31, 2024

			Market
Shares		Cost	Value
	COMMON STOCKS — 97.8%
	Agriculture — 1.0%
3,136	Corteva Inc.	$84,145	$178,627

	Automotive — 1.1%
2,000	PACCAR Inc.	123,011	208,040

	Business Services — 4.4%
4,000	Fidelity National Information Services Inc.	228,124	323,080
1,500	Visa Inc., Cl. A	137,987	474,060
		366,111	797,140
	Cable and Satellite — 3.6%
500	Netflix Inc.†	131,553	445,660
19,000	Warner Bros Discovery Inc.†	235,351	200,830
		366,904	646,490
	Computer Software and Services — 6.6%
2,200	Alphabet Inc., Cl. C	59,437	418,968
2,000	Apple Inc.	37,181	500,840
13,000	Hewlett Packard Enterprise Co.	188,188	277,550
		284,806	1,197,358
	Consumer Products — 0.9%
5,000	Edgewell Personal Care Co.	141,427	168,000

	Diversified Industrial — 8.2%
5,000	Carrier Global Corp.	223,567	341,300
8,500	GXO Logistics Inc.†	433,995	369,750
1,600	Honeywell International Inc.	51,621	361,424
3,000	Textron Inc.	81,677	229,470
5,000	United States Steel Corp.	176,447	169,950
		967,307	1,471,894
	Electronics — 3.5%
15,000	Sony Group Corp., ADR	169,549	317,400
1,700	WESCO International Inc.	306,452	307,632
		476,001	625,032
	Energy — 6.1%
2,000	Chevron Corp.	221,451	289,680
8,000	Halliburton Co.	239,101	217,520
9,000	PPL Corp.	255,218	292,140
8,000	Schlumberger NV	297,305	306,720
		1,013,075	1,106,060
	Entertainment — 2.2%
600	Madison Square Garden Sports Corp.†	111,214	135,408
1,400	Take-Two Interactive Software Inc.†	164,684	257,712
		275,898	393,120
Shares		Cost	Market Value
	Environmental Services — 1.8%
1,600	Republic Services Inc.	$ 127,000	$ 321,888

	Financial Services — 21.6%
1,300	American Express Co.	99,061	385,827
4,500	American International Group Inc.	240,997	327,600
7,000	Bank of America Corp.	178,628	307,650
9,000	Citigroup Inc.	480,248	633,510
2,500	JPMorgan Chase & Co.	160,638	599,275
3,000	Morgan Stanley	109,564	377,160
2,500	The PNC Financial Services Group Inc.	351,610	482,125
8,000	The St. Joe Co.	437,000	359,440
6,000	Wells Fargo & Co.	263,641	421,440
		2,321,387	3,894,027
	Food and Beverage — 6.4%
10,000	Keurig Dr Pepper Inc.	318,847	321,200
9,000	Mondelēz International Inc., Cl. A	388,280	537,570
8,000	Nomad Foods Ltd.	202,422	134,240
1,500	The J.M. Smucker Co.	177,194	165,180
		1,086,743	1,158,190
	Health Care — 11.2%
4,000	Bristol-Myers Squibb Co.	225,620	226,240
3,000	Henry Schein Inc.†	206,430	207,600
6,500	Merck & Co. Inc.	420,777	646,620
3,000	Moderna Inc.†	111,738	124,740
14,000	Perrigo Co. plc	492,835	359,940
500	The Cigna Group	140,010	138,070
3,000	Zimmer Biomet Holdings Inc.	352,671	316,890
		1,950,081	2,020,100
	Machinery — 1.5%
3,800	The Timken Co.	275,009	271,206

	Metals and Mining — 2.1%
10,000	Newmont Corp.	385,372	372,200

	Paper Products — 2.1%
7,000	International Paper Co.	255,046	376,740

	Retail — 6.8%
2,600	Amazon.com Inc.†	455,850	570,414
1,000	Beacon Roofing Supply Inc.†	108,520	101,580
9,000	The Kroger Co.	370,716	550,350
		935,086	1,222,344
	Semiconductors — 1.3%
1,100	NXP Semiconductors NV	117,861	228,635

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Schedule of Investments (Continued) — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals — 1.3%
3,000	DuPont de Nemours Inc.	$167,735	$228,750

	Telecommunications — 4.1%
3,400	T-Mobile US Inc.	383,221	750,482

	TOTAL COMMON STOCKS	12,103,226	17,636,323

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.1%
$556,000	U.S. Treasury Bills, 4.437% to 4.569%††, 01/09/25 to 02/27/25	553,788	553,956

	TOTAL INVESTMENTS — 100.9%	$12,657,014	18,190,279

	Other Assets and Liabilities (Net) — (0.9)%		(163,531)

	NET ASSETS — 100.0%		$18,026,748

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments, at value (cost $12,657,014)	$18,190,279
Cash	49,952
Receivable for investments sold	109,795
Receivable for Fund shares sold	1,146
Receivable from Adviser	4,837
Dividends receivable	25,358
Prepaid expenses	10,736
Total Assets	18,392,103
Liabilities:
Payable for Fund shares redeemed	230,472
Payable for investment advisory fees	15,910
Payable for distribution fees	2,795
Payable for legal and audit fees	46,100
Payable for shareholder communications	41,815
Other accrued expenses	28,263
Total Liabilities	365,355
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 1,068,841 shares outstanding)	$18,026,748

Net Assets Consist of:
Paid-in capital	$12,521,502
Total distributable earnings	5,505,246
Net Assets	$18,026,748

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($9,545,094 ÷ 564,622 shares outstanding)	$16.91
Class A:
Net Asset Value and redemption price per share ($2,140,874 ÷ 126,991 shares outstanding)	$16.86
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$17.89
Class C:
Net Asset Value and offering price per share ($274,800 ÷ 19,239 shares outstanding)	$14.28	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($6,065,980 ÷ 357,989 shares outstanding)	$16.94

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $777)	$350,588
Interest	36,475
Total Investment Income	387,063
Expenses:
Investment advisory fees	183,698
Distribution fees - Class AAA	29,001
Distribution fees - Class A	5,451
Distribution fees - Class C	3,503
Registration expenses	77,672
Legal and audit fees	71,884
Shareholder communications expenses	31,682
Shareholder services fees	25,481
Trustees’ fees	22,856
Custodian fees	6,798
Interest expense	561
Miscellaneous expenses	19,431
Total Expenses	478,018
Less:
Expense reimbursements (See Note 3)	(148,229)
Expenses paid indirectly by broker (See Note 6)	(1,588)
Total Credits and Reimbursements	(149,817)
Net Expenses	328,201
Net Investment Income	58,862

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	2,238,117
Net change in unrealized appreciation/depreciation:
on investments	(491,657)
Net Realized and Unrealized Gain/(Loss) on Investments	1,746,460
Net Increase in Net Assets Resulting from Operations	$1,805,322

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Operations:
Net investment income	$58,862	$50,340
Net realized gain on investments	2,238,117	323,019
Net change in unrealized appreciation/depreciation on investments	(491,657)	968,640
Net Increase in Net Assets Resulting from Operations	1,805,322	1,341,999

Distributions to Shareholders:
Accumulated earnings
Class AAA	(1,083,193)	(192,332)
Class A	(240,263)	(29,790)
Class C	(30,270)	(6,479)
Class I	(731,592)	(53,740)
Total Distributions to Shareholders	(2,085,318)	(282,341)

Shares of Beneficial Interest Transactions:
Class AAA	(4,114,022)	(792,063)
Class A	178,504	(443,369)
Class C	(239,701)	(165,777)
Class I	4,171,472	(168,136)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(3,747)	(1,569,345)

Redemption Fees	91	1,668

Net Decrease in Net Assets	(283,652)	(508,019)

Net Assets:
Beginning of year	18,310,400	18,818,419
End of year	$18,026,748	$18,310,400

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/Supplemental Data
Year	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement(c)		Operating Expenses Net of Reimbursement(c)(d)	Portfolio Turnover Rate
Class AAA
2024	$17.26	$0.02	$1.75	$1.77	$(0.03)		$(2.09)	$—	$(2.12)	$0.00	$16.91	10.21%	$9,545	0.10%	2.65%		2.00%	23%
2023	16.27	0.03	1.20	1.23	(0.02)		(0.22)	—	(0.24)	0.00	17.26	7.61	13,619	0.18	2.70	(c)	2.01	19
2022	18.31	(0.03)	(1.73)	(1.76)	—		(0.24)	(0.04)	(0.28)	0.00	16.27	(9.60)	13,619	(0.18)	2.33	(c)	2.00	19
2021	16.95	0.02	3.40	3.42	(0.01)		(2.05)	—	(2.06)	0.00	18.31	20.18	15,600	0.10	2.17	(c)	2.00	26
2020	16.60	0.01	0.83	0.84	(0.00	)(b)	(0.49)	—	(0.49)	0.00	16.95	5.09	13,527	0.06	2.49	(c)	2.01	19
Class A
2024	$17.19	$0.02	$1.75	$1.77	$(0.01)		$(2.09)	$—	$(2.10)	$0.00	$16.86	10.23%	$2,141	0.11%	2.65%		2.00%	23%
2023	16.21	0.03	1.20	1.23	(0.03)		(0.22)	—	(0.25)	0.00	17.19	7.61	1,996	0.17	2.70		2.01	19
2022	18.25	(0.03)	(1.73)	(1.76)	—		(0.24)	(0.04)	(0.28)	0.00	16.21	(9.64)	2,324	(0.16)	2.33		2.00	19
2021	16.90	0.02	3.39	3.41	(0.01)		(2.05)	—	(2.06)	0.00	18.25	20.18	2,575	0.08	2.17		2.00	26
2020	16.55	0.01	0.83	0.84	(0.00	)(b)	(0.49)	—	(0.49)	0.00	16.90	5.11	2,067	0.05	2.49		2.01	19
Class C
2024	$14.66	$(0.10)	$1.49	$1.39	$—		$(1.77)	$—	$(1.77)	$0.00	$14.28	9.38%	$275	(0.65)%	3.40%		2.75%	23%
2023	13.91	(0.08)	1.02	0.94	—		(0.19)	—	(0.19)	0.00	14.66	6.75	506	(0.59)	3.45		2.76	19
2022	15.77	(0.14)	(1.48)	(1.62)	—		(0.20)	(0.04)	(0.24)	0.00	13.91	(10.26)	648	(0.94)	3.08		2.75	19
2021	14.94	(0.11)	2.99	2.88	—		(2.05)	—	(2.05)	0.00	15.77	19.27	963	(0.66)	2.92		2.75	26
2020	14.79	(0.09)	0.73	0.64	—		(0.49)	—	(0.49)	0.00	14.94	4.36	833	(0.67)	3.24		2.76	19
Class I
2024	$17.21	$0.20	$1.76	$1.96	$(0.12)		$(2.11)	$—	$(2.23)	$0.00	$16.94	11.28%	$6,066	1.12%	2.40%		1.00%	23%
2023	16.23	0.20	1.21	1.41	(0.21)		(0.22)	—	(0.43)	0.00	17.21	8.70	2,189	1.18	2.45		1.01	19
2022	18.38	0.13	(1.74)	(1.61)	(0.26)		(0.24)	(0.04)	(0.54)	0.00	16.23	(8.70)	2,227	0.77	2.08		1.00	19
2021	17.00	0.21	3.43	3.64	(0.21)		(2.05)	—	(2.26)	0.00	18.38	21.40	4,615	1.08	1.92		1.00	26
2020	16.63	0.16	0.86	1.02	(0.16)		(0.49)	—	(0.65)	0.00	17.00	6.17	3,758	1.06	2.24		1.01	19

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no material impact on the expense ratios.
(d)	The Fund incurred interest expense. For the years ended December 31, 2024, 2023, and 2020, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.00% (Class I). For all remaining years, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Notes to Financial Statements

1. Organization. The Gabelli Dividend Growth Fund (the Fund) was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term growth of capital with current income as a secondary objective. The Fund commenced investment operations on August 26, 1999.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$17,636,323	—	$17,636,323
U.S. Government Obligations	—	$553,956	553,956
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$17,636,323	$553,956	$18,190,279

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Continued)

circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to tax equalization utilized. For the year ended December 31, 2024, reclassifications were made to increase paid-in capital by $136,987, with an offsetting adjustment to total distributable earnings.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Continued)

The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$58,862	$99,554
Net long term capital gains	2,163,443	237,115
Total distributions paid	$2,222,305	$336,669

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments	$5,505,246

At December 31, 2024, the temporary differences between book basis and tax basis unrealized appreciation/ depreciation on investments were primarily due to the deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$12,685,033	$6,012,394	$(507,148)	$5,505,246

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Continued)

the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

Through April 30, 2025, the Adviser has agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund’s annualized total operating expenses (exclusive of brokerage fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, and 1.00%, respectively, of Class AAA, Class A, Class C, and Class I Shares’ average daily net assets. During the year ended December 31, 2024, the Adviser reimbursed expenses in the amount of $148,229. The Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing respective percentage limitations, after giving effect to the recovery by the Adviser. At December 31, 2024, the cumulative amount which the Fund may repay the Adviser is $293,182. The amended agreement is renewable annually.

For the year ended December 31, 2023, expiring December 31, 2025	$144,953
For the year ended December 31, 2024, expiring December 31, 2026	148,229
$293,182

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2024, other than short term securities and U.S. Government obligations, aggregated $4,084,636 and $5,718,089, respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2024, the Fund paid $1,346 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $13 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the year ended December 31, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,588.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the year ended December 31, 2024.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10%

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Continued)

of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the year ended December 31, 2024, there were no borrowings outstanding under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2024 and 2023 if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	134,916	$2,458,221	91,921	$1,530,088
Shares issued upon reinvestment of distributions	62,384	1,061,154	10,876	187,727
Shares redeemed	(421,921)	(7,633,397)	(150,650)	(2,509,878)
Net decrease	(224,621)	$(4,114,022)	(47,853)	$(792,063)
Class A
Shares sold	14,367	$261,549	15,717	$257,688
Shares issued upon reinvestment of distributions	14,166	240,263	1,733	29,790
Shares redeemed	(17,662)	(323,308)	(44,697)	(730,847)
Net increase/(decrease)	10,871	$178,504	(27,247)	$(443,369)
Class C
Shares sold	—	$—	2,163	$31,222
Shares issued upon reinvestment of distributions	2,106	30,270	441	6,479
Shares redeemed	(17,378)	(269,971)	(14,720)	(203,478)
Net decrease	(15,272)	$(239,701)	(12,116)	$(165,777)
Class I
Shares sold	225,813	$4,114,466	3,104	$52,536
Shares issued upon reinvestment of distributions	41,480	707,227	3,020	51,942
Shares redeemed	(36,522)	(650,221)	(16,119)	(272,614)
Net increase/(decrease)	230,771	$4,171,472	(9,995)	$(168,136)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. On February 26, 2025, the Fund renewed the unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Dividend Growth Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of

The Gabelli Dividend Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Gabelli Dividend Growth Fund (the “Fund”), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

March 1, 2025

The Gabelli Dividend Growth Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

The Gabelli Dividend Growth Fund

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2024, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.0308, $0.0143, and $0.1159 per share for Class AAA, Class A, and Class I, respectively, and long term capital gains totaling $2,163,443, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Trustees. For the year ended December 31, 2024, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 9.42% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2024 which was derived from U.S. Treasury securities was 9.4%. The Fund did not meet this strict requirement in 2024. The percentage of U.S. Government securities held as of December 31, 2024 was 3.1%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA
Chairman and Chief Executive Officer, GAMCO Investors, Inc.
Executive Chairman, Associated Capital Group Inc.

Vincent D. Enright
Former President & Chief Executive Officer, American Gaming Association

Mary E. Hauck
Former Senior Portfolio Manager, Gabelli-O'Connor Fixed Income Mutual Fund Management Co.

Werner J. Roeder
Former Medical Director, Lawrence Hospital

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT
SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Dividend Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB402Q424AR

GABELLI
FUNDS

THE GABELLI DIVIDEND GROWTH FUND

Annual Report
December 31, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Dividend Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/Supplemental Data
Year	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement(c)		Operating Expenses Net of Reimbursement(c)(d)	Portfolio Turnover Rate
Class AAA
2024	$17.26	$0.02	$1.75	$1.77	$(0.03)		$(2.09)	$—	$(2.12)	$0.00	$16.91	10.21%	$9,545	0.10%	2.65%		2.00%	23%
2023	16.27	0.03	1.20	1.23	(0.02)		(0.22)	—	(0.24)	0.00	17.26	7.61	13,619	0.18	2.70	(c)	2.01	19
2022	18.31	(0.03)	(1.73)	(1.76)	—		(0.24)	(0.04)	(0.28)	0.00	16.27	(9.60)	13,619	(0.18)	2.33	(c)	2.00	19
2021	16.95	0.02	3.40	3.42	(0.01)		(2.05)	—	(2.06)	0.00	18.31	20.18	15,600	0.10	2.17	(c)	2.00	26
2020	16.60	0.01	0.83	0.84	(0.00	)(b)	(0.49)	—	(0.49)	0.00	16.95	5.09	13,527	0.06	2.49	(c)	2.01	19
Class A
2024	$17.19	$0.02	$1.75	$1.77	$(0.01)		$(2.09)	$—	$(2.10)	$0.00	$16.86	10.23%	$2,141	0.11%	2.65%		2.00%	23%
2023	16.21	0.03	1.20	1.23	(0.03)		(0.22)	—	(0.25)	0.00	17.19	7.61	1,996	0.17	2.70		2.01	19
2022	18.25	(0.03)	(1.73)	(1.76)	—		(0.24)	(0.04)	(0.28)	0.00	16.21	(9.64)	2,324	(0.16)	2.33		2.00	19
2021	16.90	0.02	3.39	3.41	(0.01)		(2.05)	—	(2.06)	0.00	18.25	20.18	2,575	0.08	2.17		2.00	26
2020	16.55	0.01	0.83	0.84	(0.00	)(b)	(0.49)	—	(0.49)	0.00	16.90	5.11	2,067	0.05	2.49		2.01	19
Class C
2024	$14.66	$(0.10)	$1.49	$1.39	$—		$(1.77)	$—	$(1.77)	$0.00	$14.28	9.38%	$275	(0.65)%	3.40%		2.75%	23%
2023	13.91	(0.08)	1.02	0.94	—		(0.19)	—	(0.19)	0.00	14.66	6.75	506	(0.59)	3.45		2.76	19
2022	15.77	(0.14)	(1.48)	(1.62)	—		(0.20)	(0.04)	(0.24)	0.00	13.91	(10.26)	648	(0.94)	3.08		2.75	19
2021	14.94	(0.11)	2.99	2.88	—		(2.05)	—	(2.05)	0.00	15.77	19.27	963	(0.66)	2.92		2.75	26
2020	14.79	(0.09)	0.73	0.64	—		(0.49)	—	(0.49)	0.00	14.94	4.36	833	(0.67)	3.24		2.76	19
Class I
2024	$17.21	$0.20	$1.76	$1.96	$(0.12)		$(2.11)	$—	$(2.23)	$0.00	$16.94	11.28%	$6,066	1.12%	2.40%		1.00%	23%
2023	16.23	0.20	1.21	1.41	(0.21)		(0.22)	—	(0.43)	0.00	17.21	8.70	2,189	1.18	2.45		1.01	19
2022	18.38	0.13	(1.74)	(1.61)	(0.26)		(0.24)	(0.04)	(0.54)	0.00	16.23	(8.70)	2,227	0.77	2.08		1.00	19
2021	17.00	0.21	3.43	3.64	(0.21)		(2.05)	—	(2.26)	0.00	18.38	21.40	4,615	1.08	1.92		1.00	26
2020	16.63	0.16	0.86	1.02	(0.16)		(0.49)	—	(0.65)	0.00	17.00	6.17	3,758	1.06	2.24		1.01	19

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no material impact on the expense ratios.
(d)	The Fund incurred interest expense. For the years ended December 31, 2024, 2023, and 2020, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.00% (Class I). For all remaining years, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Anthony J. Colavita (deceased)	$3,856
Vincent D. Enright	$8,000
Mary E. Hauck	$5,000
Werner J. Roeder	$6,000

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend Growth Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 10, 2025

*	Print the name and title of each signing officer under his or her signature.